Document and Entity Information Document and Entity Information	Mar. 25, 2024
Document Information [Line Items]
Entity Incorporation, State or Country Code	PA
Amendment Flag	false
Entity Registrant Name	FIRST COMMONWEALTH FINANCIAL CORP /PA/
Document Fiscal Year Focus	2024
Entity Address, State or Province	PA
Entity File Number	001-11138
Entity Tax Identification Number	25-1428528
Document Type	8-K
Entity Address, Address Line One	601 Philadelphia Street
Entity Address, City or Town	Indiana
Entity Address, Postal Zip Code	15701
Document Period End Date	Mar. 25, 2024
City Area Code	724
Local Phone Number	349-7220
Document Fiscal Period Focus	FY
Entity Central Index Key	0000712537
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	FCF
Security Exchange Name	NYSE